Balance Sheet - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Aggregate unrestricted cash balance	$ 27,739,256	$ 3,021,795
Short-term prepaid insurance	466,050	270,091
Total current assets	28,205,306	3,291,886
Total assets	31,657,231	5,331,604
Current Liabilities
Total current liabilities	7,187,434	1,104,170
Total liabilities	38,016,326	18,822,156
Commitments and Contingencies (Note 16)
Stockholders' deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 137,672 shares issued and outstanding as of December 31, 2024 and 2023	201	138
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 and 675,281 shares issued and outstanding as of December 31, 2024 and 2023, respectively	738	738
Additional paid-in capital	111,927,736	82,779,088
Accumulated deficit	(118,388,467)	(96,608,242)
Total stockholders' deficit	(6,359,095)	(13,490,552)
Total liabilities and stockholders' deficit	31,657,231	5,331,604
HCM II Acquisition Corp
Current assets
Aggregate unrestricted cash balance		668,089
Other receivable		41,250
Due from Sponsor	4,466	4,466
Short-term prepaid insurance	75,208	90,250
Prepaid expenses	31,594	16,112
Total current assets	461,657	820,167
Long-term prepaid insurance		52,646
Marketable securities held in Trust Account	242,642,972	235,193,585
Total assets	243,104,629	236,066,398
Current Liabilities
Accrued expenses	3,539,988	458,624
Total current liabilities	4,277,990	458,624
Deferred underwriting fee	10,720,000	10,720,000
Total liabilities	14,997,990	11,178,624
Commitments and Contingencies (Note 16)
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.55 and $10.23 per share at September 30, 2025 and December 31, 2024, respectively	242,642,972	235,193,585
Stockholders' deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 137,672 shares issued and outstanding as of December 31, 2024 and 2023
Additional paid-in capital
Accumulated deficit	(14,536,908)	(10,306,386)
Total stockholders' deficit	(14,536,333)	(10,305,811)
Total liabilities and stockholders' deficit	243,104,629	236,066,398
HCM II Acquisition Corp | Class A Ordinary Shares
Stockholders' deficit
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 and 675,281 shares issued and outstanding as of December 31, 2024 and 2023, respectively
HCM II Acquisition Corp | Class B Ordinary Shares
Stockholders' deficit
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 and 675,281 shares issued and outstanding as of December 31, 2024 and 2023, respectively	$ 575	$ 575